Virtus Duff & Phelps Global Infrastructure Fund,

a series of Virtus Opportunities Trust

Supplement dated September 28, 2018 to the

Prospectuses dated January 29, 2018, as supplemented

Important Notice To Investors

Effective September 28, 2018, Steven Wittwer is added as a portfolio manager of Virtus Duff & Phelps Global Infrastructure Fund, (the “Fund”). The resulting disclosure changes to the Fund’s prospectuses are described below.

The following disclosure is hereby added under “Portfolio Management” in the summary prospectus for the Fund, and in the summary section of the Fund’s statutory prospectus:

>	Steven Wittwer, CFA, CPA, Managing Director of Duff & Phelps, is a manager of the fund since September 2018.

In the section “Portfolio Management” on page 186 of the statutory prospectus, the table under the subheading “Duff & Phelps” is hereby amended for the Fund with the following:

Virtus Duff & Phelps Global Infrastructure Fund	Connie M. Luecke, CFA (since the fund’s inception in 2004) Steven Wittwer, CFA, CPA (since September 2018)

The portfolio manager biographies under the referenced table are hereby amended by adding the following information for Mr. Wittwer:

Steven Wittwer, CFA, CPA. Mr. Wittwer joined Duff & Phelps in January 2017 and serves as Managing Director, Portfolio Manager and Senior Analyst for the Global Listed Infrastructure Strategy. Mr. Wittwer concentrates his research on the global communications and transportation sectors. Prior to joining Duff & Phelps in 2017, he was a Portfolio Manager and Senior Equity Analyst at Great Lakes Advisors in Chicago (2013 to 2016), and previously worked for UBS Global Asset Management for 14 years in various capacities.

All other disclosure concerning the Fund, including fees, expenses, investment objective, strategies and risks remains unchanged.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/GlobalInfraPMChanges (09/2018)

Virtus Herzfeld Fund, a series of Virtus Opportunities Trust

Supplement dated September 28, 2018 to the

Prospectuses dated January 29, 2018, as supplemented

Important Notice To Investors

Effective September 28, 2018, Ryan Paylor is added as a portfolio manager of Virtus Herzfeld Fund (the “Fund”). The resulting disclosure changes to the Fund’s prospectuses are described below.

The following disclosure is hereby added under “Portfolio Management” in the summary prospectus for the Fund, and in the summary section of the Fund’s statutory prospectus:

>	Ryan Paylor, Portfolio Manager at Herzfeld. Mr. Paylor has served as a Portfolio Manager of the fund since September 2018.

In the section “Portfolio Management” on page 187 of the statutory prospectus, the table under the subheading “Herzfeld” is hereby amended for the Fund with the following:

Virtus Herzfeld Fund	Erik M. Herzfeld (since the fund’s inception in September 2012) Thomas J. Herzfeld (since the fund’s inception in September 2012) Ryan Paylor (since September 2018)

The portfolio manager biographies under the referenced table are hereby amended by adding the following information for Mr. Paylor:

Ryan Paylor. Mr. Paylor is a Portfolio Manager at Herzfeld and is responsible for research, trading, and portfolio management activities. He also serves as a portfolio manager for a closed-end fund managed by Herzfeld. Before joining the firm as a Senior Trader in 2012, Mr. Paylor served in various roles at JP Morgan Chase on the FX Derivatives Operations team (2005 to 2012).

All other disclosure concerning the Fund, including fees, expenses, investment objective, strategies and risks remains unchanged.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/HerzfeldPMChanges (9/2018)

Virtus Duff & Phelps Global Infrastructure Fund and Virtus Herzfeld Fund,

each a series of Virtus Opportunities Trust

Supplement dated September 28, 2018 to the

Statement of Additional Information (“SAI”) dated January 29, 2018, as supplemented

Important Notice to Investors

Effective September 28, 2018, Steven Wittwer is hereby added as portfolio manager of Virtus Duff & Phelps Global Infrastructure Fund, and Ryan Paylor is hereby added as a portfolio manager of Virtus Herzfeld Fund. The resulting disclosure changes to the Virtus Opportunities Trust SAI are described below.

The disclosure in the table under “Portfolio Managers” beginning on page 101 of the SAI is hereby amended by adding Mr. Wittwer as a Portfolio Manager of the Virtus Duff & Phelps Global Infrastructure Fund, and by adding Mr. Paylor as a Portfolio Manager of the Virtus Herzfeld Fund.

Rows for Mr. Wittwer and Mr. Paylor in the table under “Other Accounts Managed (No Performance-Based Fees)” beginning on page 103 of the SAI are hereby added with the disclosure below. In addition, an associated footnote is hereby added to the table:

	Registered Investment Companies		Other Pooled Investment Vehicles (PIVs)		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Ryan Paylor*	1	$49.1 million	0	N/A	274	$212 million
Steven Wittwer*	0	N/A	0	N/A	0	N/A

*As of July 31, 2018.

Rows for Mr. Wittwer and Mr. Paylor in the table under “Portfolio Manager Fund Ownership” beginning on page 106 of the SAI are hereby added with the disclosure below. In addition, an associated footnote is hereby added to the table:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in Fund Managed
Ryan Paylor*	Herzfeld Fund – None
Steven Wittwer*	Global Infrastructure Fund – None

*As of July 31, 2018.

Investors should retain this supplement with the SAI for future reference.

VOT 8020B/Herzfeld/GlobalInfraPMChanges (09/2018)